Inventories - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Inventories [line items]
Inventories expenses recognised as during period	€ 96.0	€ 68.0
Cost of Sales
Disclosure Of Inventories [line items]
Inventory write-down	€ 6.4	€ 3.0